Schedule of Investments (unaudited)
February 29, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc.	30,989	$ 36,496,985
Automobiles — 2.6%
Ferrari NV	33,918	14,407,349
Tesla, Inc.(a)	144,207	29,112,509
		43,519,858
Broadline Retail — 8.8%
Amazon.com, Inc.(a)	840,468	148,561,124
Capital Markets — 4.8%
Blackstone, Inc., Class A, NVS	161,286	20,615,576
MSCI, Inc., Class A	56,867	31,900,681
S&P Global, Inc.	65,997	28,271,795
		80,788,052
Chemicals — 1.1%
Sherwin-Williams Co. (The)	54,503	18,096,631
Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	432,694	22,997,686
Waste Connections, Inc.	77,263	12,859,654
		35,857,340
Entertainment — 2.7%
Netflix, Inc.(a)	74,998	45,217,794
Financial Services — 5.7%
Mastercard, Inc., Class A	62,239	29,548,588
Visa, Inc., Class A	238,060	67,285,278
		96,833,866
Health Care Equipment & Supplies — 5.3%
Align Technology, Inc.(a)	60,240	18,217,781
Boston Scientific Corp.(a)	267,746	17,727,463
IDEXX Laboratories, Inc.(a)	33,394	19,209,231
Intuitive Surgical, Inc.(a)	91,111	35,132,401
		90,286,876
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	38,198	18,854,533
Hotels, Restaurants & Leisure — 0.3%
Chipotle Mexican Grill, Inc.(a)	1,665	4,476,802
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(a)	414,622	57,408,562
Meta Platforms, Inc., Class A(b)	109,981	53,904,988
		111,313,550
IT Services — 2.1%
MongoDB, Inc., Class A(a)	32,111	14,372,241
Shopify, Inc., Class A(a)	265,323	20,262,718
		34,634,959
Life Sciences Tools & Services — 2.9%
Danaher Corp.	95,206	24,100,447
Thermo Fisher Scientific, Inc.	42,907	24,464,713
		48,565,160
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc.	19,788	3,071,097
Pharmaceuticals — 3.6%
Eli Lilly & Co.	70,934	53,461,537
Zoetis, Inc., Class A	38,283	7,592,667
		61,054,204
Security	Shares	Value
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(a)	244,246	$ 21,256,729
Semiconductors & Semiconductor Equipment — 17.5%
ASML Holding NV, Registered Shares	61,955	58,961,334
Broadcom, Inc.	50,660	65,882,824
KLA Corp.	32,321	22,052,618
NVIDIA Corp.	187,956	148,695,751
		295,592,527
Software — 19.8%
Cadence Design Systems, Inc.(a)	114,633	34,891,993
Intuit, Inc.	108,286	71,781,706
Microsoft Corp.	392,273	162,259,804
Roper Technologies, Inc.	48,629	26,489,675
ServiceNow, Inc.(a)	25,767	19,875,118
Synopsys, Inc.(a)	34,137	19,585,421
		334,883,717
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	655,463	118,474,937
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	23,080	21,065,938
Total Common Stocks — 98.9% (Cost: $800,212,048)		1,668,902,679
Preferred Securities
Preferred Stocks — 1.1%
Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(c)(d)	120,046	19,423,751
Total Long-Term Investments — 100.0% (Cost: $813,365,990)		1,688,326,430
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(e)(f)	1,633,334	1,633,334
SL Liquidity Series, LLC, Money Market Series, 5.98%(e)(f)(g)	32,207,974	32,220,857
Total Short-Term Securities — 2.0% (Cost: $33,853,999)		33,854,191
Total Investments — 102.0% (Cost: $847,219,989)		1,722,180,621
Liabilities in Excess of Other Assets — (2.0)%		(34,172,060)
Net Assets — 100.0%		$ 1,688,008,561
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $19,423,751, representing 1.1% of its net assets as of period end, and an original cost of $13,153,942.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 9,919,349	$ —	$ (8,286,015)(a)	$ —	$ —	$ 1,633,334	1,633,334	$ 219,853	$ —
SL Liquidity Series, LLC, Money Market Series	—	32,219,907(a)	—	757	193	32,220,857	32,207,974	10,768(b)	—
				$ 757	$ 193	$ 33,854,191		$ 230,621	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 36,496,985	$ —	$ —	$ 36,496,985
Automobiles	43,519,858	—	—	43,519,858
Broadline Retail	148,561,124	—	—	148,561,124
Capital Markets	80,788,052	—	—	80,788,052
Chemicals	18,096,631	—	—	18,096,631
Commercial Services & Supplies	35,857,340	—	—	35,857,340
Entertainment	45,217,794	—	—	45,217,794

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Financial Services	$ 96,833,866	$ —	$ —	$ 96,833,866
Health Care Equipment & Supplies	90,286,876	—	—	90,286,876
Health Care Providers & Services	18,854,533	—	—	18,854,533
Hotels, Restaurants & Leisure	4,476,802	—	—	4,476,802
Interactive Media & Services	111,313,550	—	—	111,313,550
IT Services	34,634,959	—	—	34,634,959
Life Sciences Tools & Services	48,565,160	—	—	48,565,160
Oil, Gas & Consumable Fuels	3,071,097	—	—	3,071,097
Pharmaceuticals	61,054,204	—	—	61,054,204
Real Estate Management & Development	21,256,729	—	—	21,256,729
Semiconductors & Semiconductor Equipment	295,592,527	—	—	295,592,527
Software	334,883,717	—	—	334,883,717
Technology Hardware, Storage & Peripherals	118,474,937	—	—	118,474,937
Textiles, Apparel & Luxury Goods	—	21,065,938	—	21,065,938
Preferred Securities	—	—	19,423,751	19,423,751
Short-Term Securities
Money Market Funds	1,633,334	—	—	1,633,334
	$ 1,649,470,075	$ 21,065,938	$ 19,423,751	1,689,959,764
Investments valued at NAV(a)				32,220,857
				$ 1,722,180,621
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2023	$ 20,830,298
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,406,547)
Purchases	—
Sales	—
Closing Balance, as of February 29, 2024	$ 19,423,751
Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024(a)	$ (1,406,547)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$ 19,423,751	Market	Revenue Multiple	2.40	—
			Recent Transactions	(b)

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end February 29, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Portfolio Abbreviation
NVS	Non-Voting Shares
4